Concentrations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Risks and Uncertainties [Abstract]
Concentrations

Note 16 — Concentrations

Significant Customers

For the three months ended March 31, 2026, three customers accounted for 42% of the Company’s net revenue. For the three months ended March 31, 2025, one customer accounted for 60% of the Company’s net revenue. For the six months ended March 31, 2026, three customers accounted for 41% of the Company’s net revenue. For the six months ended March 31, 2025, one customer accounted for 64% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of March 31, 2026, two customers had balances due that represented 34% of the Company’s total accounts receivable. As of September 30, 2025, two customers had balances due that represented 30% of the Company’s total accounts receivable.

Note 19 — Concentrations

Significant Customers

For the year ended September 30, 2025, one customer accounted for 50% of the Company’s net revenue. For the year ended September 30, 2024, one customer accounted for 40% of the Company’s net revenue. No other customer accounted for more than 10% of net revenue in the respective periods.

As of September 30, 2025, two customers had balances due that represented 30% of the Company’s total accounts receivable. As of September 30, 2024, two customers had balances due that represented 71% of the Company’s total accounts receivable.